Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,500,538	₩ 860,733	₩ 3,131,988
Items that will never be reclassified to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities	(2,637)	(72,605)	(41,490)
Net change in other comprehensive income (loss) of investments in associates and joint ventures	271	(19,269)	(16,330)
Valuation loss on financial assets at fair value through other comprehensive income	579,678	(17,943)	(130,035)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income (loss) of investments in associates and joint ventures	(114,478)	75,763	1,753
Net change in unrealized fair value of derivatives	19,138	40,681	32,227
Foreign currency translation differences for foreign operations	(20,150)	(5,618)	12,291
Other comprehensive income (loss) for the year, net of taxes	461,822	1,009	(141,584)
Total comprehensive income	1,962,360	861,742	2,990,404
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	1,869,075	891,051	3,000,503
Non-controlling interests	₩ 93,285	₩ (29,309)	₩ (10,099)